Submission	Mar. 11, 2025
Submission [Line Items]
Central Index Key	0001015922
Registrant Name	Check Point Software Technologies Ltd.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES